UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                  FORM 12b-25
                          NOTIFICATION OF LATE FILING


                                SEC FILE NUMBER
                                   333-152837


                                  CUSIP NUMBER
                                   09000B 106



(Check  one): X Form 10-K  Form  20-F  Form  11-K  Form  10-Q  Form  N-SAR
Form N-CSR


                          SEC FILE NUMBER: 333-151197


For Period Ended: June 30, 2010



     Transition  Report  on  Form  10-K

     Transition  Report  on  Form  20-F

     Transition  Report  on  Form  11-K

     Transition  Report  on  Form  10-Q

     Transition  Report  on  Form  N-SAR



For the Transition Period Ended:




                        PART I - REGISTRANT INFORMATION


           Full Name of Registrant:       Book Merge Technology, Inc.

             Former Name if Applicable: BigWest Environmental, Inc.

Address of Principal Executive Office: 1350 W. Horizon Ridge Drive , Suite 1922

City, State and Zip Code:                               Henderson, Nevada 89014

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

                       PART II - RULES 12B-25(B) AND (C)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)



X    (a)  The  reasons  described  in reasonable detail in Part III of this form could  not  be  eliminated  without  unreasonable  effort  or expense;
     (b) The subject of annual report, semi-annual report, transition report on Form 10-K; Form 20-F, 11-K, Form 1-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                              PART III - NARRATIVE

     State below in reasonable detail the reasons why Forms 10-K, 11-K 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

     The Company's auditor could not complete its review of our company's financial statements in time to comply with deadline filing requirements of the June 30, 2010 annual Form 10-K. The Company has limited staffing and extremely limited resources. Accordingly, the Company expects that it will be unable to file its Form 10-K for the year ended June 30, 2010 within the prescribed period. The delay could not have been avoided without unreasonable effort or expense.

     In accordance with Rule 12b-25 of the Securities and Exchange Act of 1934, as amended, the Registrant intends to file the Form 10-Q no later than the five calendar following the prescribed due date.

                          PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:


          Wayne A Doss                                     (828) 489-9409
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             (Name)                                       (Telephone Number)


(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no, identify report(s).

                                                               X  Yes         No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                                  Yes      X  No
     If so, explain the anticipated change in an attachment, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     Book Merge Technology, Inc. has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

REGISTRANT:


                                                 Book Merge Technology, Inc.

Date: October 1, 2010                            By:     /s/  Wayne A Doss
                                                 -------------------------------
                                                              Wayne A Doss